 PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market - Steuart Tower Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
One Market - Steuart Tower Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

THE PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of March 31, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
65,000	Genzyme Corp. [1]		$4,845,100
195,000	Sigma-Aldrich Corp.		11,631,750
		1.8%	$16,476,850

	Chemicals
350,000	Rohm & Haas Co. [2]	2.0%	$18,928,000

	Computers
165,000	International Business Machines Corp.	2.0%	$18,998,100

	Consulting Services
300,000	Accenture Ltd.		$10,551,000
265,000	Cognizant Technology Solutions Corp. [1]		7,639,950
		2.0%	$18,190,950

	Cosmetics & Personal Care
415,000	Procter & Gamble Co.	3.1%	$29,079,050

	Data Processing
125,000	Automatic Data Processing Inc.		$5,298,750
270,000	Fiserv Inc. [1]		12,984,300
		2.0%	$18,283,050

	Financial Services
200,000	JPMorgan Chase & Co.		$8,590,000
270,000	Paychex Inc. [2]		9,250,200
250,000	Wells Fargo & Co.		7,275,000
		2.7%	$25,115,200

	Food Products
400,000	McCormick & Co.		$14,788,000
475,000	Sysco Corp.		13,784,500
		3.1%	$28,572,500

	Healthcare Products
695,000	Johnson & Johnson	4.9%	$45,084,650

	Healthcare Services
480,000	Chemed Corp. [2]		$20,256,000
200,000	IMS Health Inc.		4,202,000
120,000	Laboratory Corp. [1,2]		8,841,600
215,000	Quest Diagnostics Inc. [2]		9,733,050
		4.6%	$43,032,650

	Home Products
245,000	WD-40 Co. [2]	0.9%	$8,146,250

	Industrial Manufacturing
165,000	3M Co.		$13,059,750
415,000	Danaher Corp. [2]		31,552,450
600,000	Teleflex Inc.		28,626,000
		7.9%	$73,238,200

	Insurance
340,000	AFLAC Inc.		$22,083,000
370,000	Tower Group Inc. [2]		9,312,900
600,000	WR Berkley Corp.		16,614,000
		5.2%	$48,009,900

	Internet
75,000	Google Inc. [1]	3.6%	$33,035,250

	Medical Equipment
140,000	Gen-Probe Inc. [1]	0.7%	$6,748,000

	Natural Gas
250,000	Energen Corp.		$15,575,000
850,000	MDU Resources Group Inc.		20,867,500
547,100	Southern Union Co.		12,731,017
400,000	XTO Energy Inc.		24,744,000
		8.0%	$73,917,517

	Networking Products
790,000	Cisco Systems Inc. [1]	2.1%	$19,031,100

	Oil & Gas
255,000	Apache Corp.		$30,809,100
200,000	Smith International Inc. [2]		12,846,000
375,000	Valero Energy Corp.		18,416,250
600,000	W&T Offshore Inc. [2]		20,466,000
		9.0%	$82,537,350

	Pharmaceuticals
200,000	Barr Pharmaceuticals Inc. [1]		$9,662,000
270,000	Novartis AG (ADR)		13,832,100
325,000	Teva Pharmaceutical Industries Ltd. (ADR)		15,011,750
700,000	Valeant Pharmaceuticals International [1,2]		8,981,000
		5.1%	$47,486,850

	Real Estate Investment Trusts
335,000	AMB Property Corp.		$18,230,700
390,000	ProLogis		22,955,400
		4.4%	41,186,100

	Semiconductors
350,000	Intel Corp.		$7,413,000
550,000	Linear Technology Corp. [2]		16,879,500
200,000	Microchip Technology Inc. [2]		6,546,000
		3.3%	$30,838,500

	Services
300,000	Ecolab Inc.	1.4%	$13,029,000

	Software
605,000	Intuit Inc. [1]		$16,341,050
1,600,000	Microsoft Corp.		45,408,000
75,000	SAP AG (ADR) [2]		3,717,750
		7.1%	$65,466,800

	Utilities
500,000	Black Hills Corp. [2]		$17,890,000
110,000	Northwest Natural Gas Co. [2]		4,778,400
135,000	Ormat Technologies Inc. [2]		5,806,350
135,000	Otter Tail Corp. [2]		4,777,650
550,000	Pepco Holdings Inc.		13,596,000
		5.1%	$46,848,400

	Waste Management
765,000	Waste Management Inc.	2.8%	$25,673,400

	Total investment in equities
	(cost $834,540,967)	94.8%	$876,953,617

Principal Amount $	Community Loans	Percent of Net Assets	Market Value

	Community Development Loans [3]
1,000,000	MicroVest I, LP Note
	5.875%, due 10/15/2009		$921,266
500,000	MicroVest I, LP Note
	5.875%, due 03/15/2010		441,397
		0.1%	$1,362,663

	Total investment in community loans
	(cost $1,362,663)	0.1%	$1,362,663

	Total investments in long-term securities
	(cost $835,903,630)	94.9%	$878,316,280

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Community Bank of the Bay
	4.40%, matures 08/24/2008	0.0%	$98,415

	Registered Investment Companies -
	Money Market Funds
1,121,466	Evergreen U.S. Government Fund
	variable rate, 2.24%		$1,121,466
26,751,649	Janus Government Fund
	variable rate, 2.49%		26,751,649
29,279,254	SSGA U.S. Government Fund
	variable rate, 1.98%		29,279,254
		6.2%	$57,152,369

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2008		$98,524
200,000	Root Capital Loan Fund
	2.00%, matures 01/25/2009		190,197
100,000	Vermont Community Loan Fund
	3.00%, matures 04/16/2008		99,753
		0.0%	$388,474

	Certificate of Deposit Account Registry Service (CDARS) [3]
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/24/2007, matures 10/23/2008, 4.40%
	Participating depository institutions:
	AMCORE Bank, NA, par 94,000;
	City National Bank of New Jersey, par 25,645;
	First Federal Bank of the Midwest, par 94,000;
	First National Bank of Arizona, par 94,000;
	Harris, NA, par 94,000;
	Johnson Bank, par 94,000;
	Orion Bank, par 4,355;
	(cost $488,737)		$488,737

500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/12/2007, matures 12/11/2008, 4.40%
	Participating depository institutions:
	Burke & Herbert Bank & Trust Co., par 94,000;
	Cross Keys Bank, par 94,000;
	Greater Buffalo Savings Bank, par 94,000;
	INSOUTH Bank, par 94,000;
	Landmark National Bank, par 6,856;
	ShoreBank, par 94,000;
	Union National Community Bank, par 23,144;
	(cost $486,044)		486,044

500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/30/2008, matures 01/29/2009, 3.40%
	Participating depository institutions:
	First National Bank of Nevada, par 94,000;
	Union Bank & Trust Company, par 62,869;
	BankFirst Financial Services, par 61,131;
	Enterprise National Bank of Palm Beach, par 94,000;
	First Community Bank, par 94,000;
	The Bank of River Oaks, par 94,000;
	(cost $483,352)		483,352

500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/13/2008, matures 02/12/2009, 3.11%
	Participating depository institutions:
	Liberty Savings Bank, FSB, par 94,500;
	The PrivateBank and Trust Company, par 94,500;
	The Buckhead Community Bank, NA, par 94,500;
	SpiritBank, par 79,687;
	Community West Bank, NA, par 42,313;
	Graystone Bank, par 94,500;
	(cost $482,583)		482,583
		0.2%	$1,940,716

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
143,095,663	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 3.18%	15.4%	$143,095,663

	Total short-term securities
	(cost $202,675,637)	21.8%	$202,675,637

	Total securities
	(cost $1,038,579,267)	116.7%	$1,080,991,917

	Payable upon return of securities loaned	-15.4%	$(143,095,663)

	Other assets and liabilities - net	-1.3%	$(11,104,333)

	Total net assets	100.0%	$926,791,921

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at March 31, 2008.
The total value of the securities on loan at March 31, 2008 was $141,133,950.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Equity Income Fund

Cost of long-term investments	$837,070,540
Unrealized appreciation	$73,383,820
Unrealized depreciation	(29,804,260)

Net unrealized appreciation (depreciation)	$43,579,560

Fund holdings will vary over time.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Equity Income Fund investments and other financial instruments which are carried at fair value, as of March 31, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$1,077,201,649	$-
Level 2	-	-
Level 3	3,790,268	-
Total	$1,080,991,917	$-

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$3,361,162	$-
Accrued discounts/premiums amortization	(70,894)	-
Realized gain(loss)	-	-
Change in unrealized appreciation/depreciation	-	-
Net purchases(sales)	500,000	-
Transfers in and/or out of Level 3	-	-
Balance as of 3/31/08	$3,790,268	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of March 31, 2008 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.	1.5%	$1,338,900

	Total investment in common stocks
	(cost $759,304)	1.5%	$1,338,900

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Computer Peripherals
1,500,000	Maxtor Corp. [2]
	Notes, 6.800%, due 04/30/2010	1.8%	$1,603,125

	Real Estate Investment Trusts
1,500,000	Prologis
	Notes, 1.875%, due 11/15/2037	1.6%	$1,350,000

	Semiconductors
1,000,000	Intel Corp. [2]
	Notes, 2.950%, due 12/15/2035	1.1%	$981,250

	Total investments in convertible bonds
	(cost $3,961,082)	4.5%	$3,934,375

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Biotechnology
3,000,000	Genentech Inc.
	Notes, 4.750%, due 07/15/2015	3.5%	$3,013,659

	Financial Services
2,000,000	American Express Co. [2]
	Notes, 5.500%, due 09/12/2016		$1,931,538
500,000	Bank One Corp.
	Notes, 6.000%, due 02/17/2009		507,782
500,000	Goldman Sachs Inc.
	Notes, 6.650%, due 05/15/2009		513,165
1,500,000	Goldman Sachs Inc. [2]
	Notes, 5.750%, due 10/01/2016		1,495,004
1,000,000	Goldman Sachs Inc.
	Notes, 5.625%, due 01/15/2017		959,325
2,000,000	Merrill Lynch & Co., Inc. [2]
	Notes, 6.500%, due 07/15/2018		1,938,646
2,000,000	Wells Fargo & Co.
	Notes, 5.125%, due 09/15/2016		1,978,624
500,000	Wells Fargo Financial Inc.
	Notes, 6.850%, due 07/15/2009		518,304
		11.4%	$9,842,388

	Networking Products
2,800,000	Cisco Systems Inc.
	Notes, 5.500%, due 02/22/2016	3.3%	$2,896,900

	Retail
400,000	Target Corp.
	Notes, 7.500%, due 08/15/2010	0.5%	$434,020

	Telecom Services
1,000,000	Verizon Communications Inc.
	Notes, 5.550%, due 02/15/2016	1.1%	$994,896

	Total investments in corporate bonds
	(cost $17,029,950)	19.8%	$17,181,863

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

8,000,000	Fannie Mae
	4.350%, due 01/25/2010		$8,279,904
3,000,000	Fannie Mae
	5.125%, due 04/22/2013		3,004,869
2,000,000	Fannie Mae
	5.250%, due 01/15/2009		2,045,874
3,000,000	Federal Farm Credit Bank
	5.410%, due 11/07/2016		3,188,148
2,000,000	Federal Home Loan Bank System
	5.500%, due 11/17/2016		2,133,658
1,500,000	Federal Home Loan Bank System
	5.250%, due 09/12/2014		1,638,038
1,500,000	Federal Home Loan Bank System
	5.000%, due 09/14/2012		1,613,966
1,500,000	Federal Home Loan Bank System
	5.125%, due 03/10/2017		1,594,790
1,500,000	Federal Home Loan Bank System
	5.250%, due 06/12/2009		1,552,304
2,000,000	Freddie Mac
	6.000%, due 09/19/2016		2,030,646

	Total investments in U.S. government agency bonds
	(cost $25,979,770)	31.1%	$27,082,197

	Total investment in long-term securities
	(cost $47,730,106)	56.9%	$49,537,335

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	U.S. Government Agency Discount Notes
9,000,000	FHLB Discount Note
	1.83%, matures 04/22/2008		$8,990,393
8,000,000	FHLB Discount Note
	1.95%, matures 04/28/2008		7,988,300
13,000,000	FNMA Discount Note
	2.04%, matures 04/14/2008		12,990,423
		34.5%	$29,969,116

	Registered Investment Companies -
	Money Market Funds
1,121,466	Evergreen U.S. Government Fund
	variable rate, 2.24%		$1,121,466
3,588,348	Janus Government Fund
	variable rate, 2.49%		3,588,348
2,446,437	SSGA U.S. Government Fund
	variable rate, 1.98%		2,446,437
		8.2%	$7,156,251

	Securities Purchased with Cash
	Collateral from Securities Lending
2,153,590	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 3.18%	2.5%	$2,153,590

	Total short-term securities
	(cost $39,278,957)	45.2%	$39,278,957

	Total securities
	(cost $87,009,063)	102.1%	$88,816,292

	Payable upon return of securities loaned	-2.5%	$(2,153,590)

	Other assets and liabilities - net	0.4%	$376,318

	Total net assets	100.0%	$87,039,020

(2) This security, or partial position of this security, was on loan at March 31, 2008.
The total value of the securities on loan on March 31, 2008 was $2,125,468.

The portfolio of investments as of March 31, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Fixed-Income Fund

Cost of long term investments	$47,730,106
Unrealized appreciation	$2,137,423
Unrealized depreciation	(330,194)

Net unrealized appreciation (depreciation)	$1,807,229

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Fixed-Income Fund investments and other financial instruments which are carried at fair value, as of March 31, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$40,617,857	$-
Level 2	48,198,435	-
Level 3	-	-
Total	$88,816,292	$-

* Other financial instruments include futures and forwards, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 28, 2008

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	May 28, 2008